Investments in unconsolidated affiliates	12 Months Ended
Dec. 31, 2025
Investments in unconsolidated affiliates
Investments in unconsolidated affiliates

Note 22.Investments in unconsolidated affiliates

Wecan Group AG

On June 27, 2025, WISeKey, through its subsidiary SEALSQ, acquired a 31.87% equity interest (28.33% on a fully diluted basis) in Wecan Group AG (“Wecan”), a privately held Swiss company operating a blockchain-based digital infrastructure platform, specializing in secure, decentralized data infrastructure, particularly for financial compliance purposes. Wecan’s mission is to enable both financial and non-financial institutions to securely manage and exchange sensitive data. In 2023, Wecan launched its own blockchain and WECAN token, which is traded as a cryptocurrency and listed on the Bitstamp exchange since December 20, 2023, as well as on CoinMarketCap and Coinbase. In addition to the equity investment, the Group holds WECAN tokens associated with the Wecan ecosystem, which are accounted for separately as intangible assets and disclosed in Note 16.

The Group evaluated the investment under ASC 323 and concluded that it has significant influence over Wecan through its ownership interest held by SEALSQ but does not control it. Accordingly, the investment is accounted for under the equity method of accounting. The Group’s maximum exposure to loss is limited to the carrying amount of the investment. The investment was initially recorded at cost. The total consideration transferred was USD 3,486,557, consisting of a cash consideration of USD 1,424,704, the transfer of 481,110 SEALSQ ordinary shares, with a fair value of USD 1,948,495, and transaction costs of USD 113,358.

For the year ended December 31, 2025, the Group recognized its proportionate share of Wecan’s net loss of USD 105,778, which is presented in Equity in earnings of unconsolidated affiliates in the consolidated income statement. The net loss primarily reflects continued investment in platform development, operating costs associated with scaling the business, and limited revenue generation consistent with Wecan’s development-stage profile.

The Group translated Wecan’s results into U.S. dollars using average exchange rates for the respective reporting periods. Prior to applying the equity method, Wecan’s financial information prepared under Swiss Code of Obligations was adjusted to conform to U.S. GAAP in accordance with ASC 323-10-35-6. As of December 31, 2025, the carrying amount of the investment was USD 3,380,779.

In accordance with ASC 323-10-35-13, the Group evaluated the difference between the cost of the investment and its proportionate share of Wecan’s net assets as of the acquisition date. The Group identified an excess of the cost of the investment over its proportionate share of Wecan’s net identifiable assets at the acquisition date. Based on the information available, no material identifiable amortizable basis differences were identified. As of December 31, 2025, this excess is included in the carrying amount of the investment. Any portion of the excess attributable to identifiable assets or liabilities would be recognized as part of the basis difference and accounted for in accordance with ASC 323. Any remaining excess represents equity method goodwill, which is not amortized but is subject to impairment evaluation.

The Group evaluates its equity method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. As of December 31, 2025, the Group concluded that no impairment was required, as no indicators of an other-than-temporary decline in value were identified.

Management evaluated the significance of Wecan under Rule 1-02(w) of Regulation S-X as of and for the year ended December 31, 2025. None of the applicable significance thresholds exceeded 10%. Accordingly, summarized financial information is not required.

Quantix Edge Security S.L.

On September 11, 2025, WISeKey made a EUR 3.825 million capital contribution to Quantix Edge Security, S.L. (“Quantix”), a Spanish joint venture, and acquired a 25.5% ownership interest. The Group determined that it does not control Quantix but has the ability to exercise significant influence. Accordingly, the investment is accounted for under the equity method of accounting. The investment was initially recorded at cost. No material basis differences requiring amortization were identified at the acquisition date.

Quantix was in a pre-operational stage as of December 31, 2025. No equity method income or loss was recognized for the year ended December 31, 2025. The carrying amount of the investment as of December 31, 2025, was USD 4,476,452. No impairment was identified as of December 31, 2025.

Management evaluated the significance of Quantix under Rule 1-02(w) of Regulation S-X as of and for the year ended December 31, 2025. None of the applicable thresholds exceeded 10%. Accordingly, summarized financial information is not required.